Borrowings - Existing Facilities (Details) $ in Thousands																							12 Months Ended
	Apr. 01, 2019 USD ($)	Mar. 11, 2019 USD ($)	Mar. 07, 2019 USD ($)	Mar. 06, 2019 USD ($)	Feb. 20, 2019 USD ($) installment	Dec. 12, 2018 USD ($)	Nov. 13, 2018 USD ($)	Mar. 23, 2018 USD ($)	Mar. 14, 2018 USD ($)	Jan. 05, 2018 USD ($)	Jan. 02, 2018 USD ($)	Jul. 03, 2017 USD ($)	Apr. 05, 2017 USD ($)	Jan. 17, 2017 USD ($)	Oct. 25, 2016 USD ($)	Sep. 26, 2016 USD ($)	Jul. 25, 2016 USD ($)	Jul. 19, 2016 USD ($) facility item	Jun. 24, 2016 USD ($)	Apr. 05, 2016 USD ($) installment	Mar. 22, 2016 USD ($)	Oct. 16, 2015 USD ($) tranche loan installment item	Dec. 31, 2019 USD ($) entity installment	Dec. 31, 2018 USD ($) installment	Dec. 31, 2017 USD ($)	Jun. 25, 2019 USD ($) installment	Feb. 18, 2016 USD ($)	Nov. 12, 2014 USD ($)
Borrowings
Outstanding balance																							$ 3,147,395	$ 2,828,459
Minimum percentage of aggregate market value of vessels securing facility to aggregate amount outstanding under facility																							120.00%
Drawn amount																							$ 905,730	524,165	$ 280,000
Deferred financing costs																							11,592	4,576
Amount repaid or repurchased																							547,751	231,753	397,008
GAS-eleven Ltd., GAS-twelve Ltd., GAS-thirteen Ltd., GAS-fourteen Ltd., GAS-twenty two Ltd., GAS-twenty three Ltd., GAS-twenty four Ltd. and GAS-twenty five Ltd. | October 2015 facility
Borrowings
Maximum loan facility amount																						$ 1,311,356
Outstanding balance																							1,103,442	1,024,655
Number of international banks with debt financing agreement | item																						14
Number of new buildings expected to be delivered | item																						8
Export Import Bank of Korea ("KEXIM") and the Korea Trade Insurance Corporation ("K-Sure") coverage over facility																						60.00%
Number of tranches in loan agreement | tranche																						4
Number of sub-divided loans in the facility | loan																						8
Number of loans per newbuilding vessels | loan																						1
Drawn amount		$ 165,805						$ 165,805	$ 166,210		$ 166,210				$ 160,697	$ 160,697			$ 162,967		$ 162,967
Minimum liquidity required at all times																							$ 1,500
Deferred financing costs																								4,526
GAS-eleven Ltd., GAS-twelve Ltd., GAS-thirteen Ltd., GAS-fourteen Ltd., GAS-twenty two Ltd., GAS-twenty three Ltd., GAS-twenty four Ltd. and GAS-twenty five Ltd. | Tranche 1
Borrowings
Maximum loan facility amount																						$ 412,458
Number of equal semi-annual installments for debt repayment | installment																						24
Commencement of first installment after delivery of newbuilding																						6 months
Profile of debt instrument (in years)																						12 years
GAS-eleven Ltd., GAS-twelve Ltd., GAS-thirteen Ltd., GAS-fourteen Ltd., GAS-twenty two Ltd., GAS-twenty three Ltd., GAS-twenty four Ltd. and GAS-twenty five Ltd. | Tranche 2
Borrowings
Maximum loan facility amount																						$ 201,094
Number of equal semi-annual installments for debt repayment | installment																						24
Commencement of first installment after delivery of newbuilding																						6 months
Profile of debt instrument (in years)																						12 years
GAS-eleven Ltd., GAS-twelve Ltd., GAS-thirteen Ltd., GAS-fourteen Ltd., GAS-twenty two Ltd., GAS-twenty three Ltd., GAS-twenty four Ltd. and GAS-twenty five Ltd. | Tranche 3
Borrowings
Maximum loan facility amount																						$ 206,115
Number of equal semi-annual installments for debt repayment | installment																						24
Commencement of first installment after delivery of newbuilding																						6 months
Profile of debt instrument (in years)																						12 years
GAS-eleven Ltd., GAS-twelve Ltd., GAS-thirteen Ltd., GAS-fourteen Ltd., GAS-twenty two Ltd., GAS-twenty three Ltd., GAS-twenty four Ltd. and GAS-twenty five Ltd. | Tranche 4
Borrowings
Maximum loan facility amount																						$ 491,690
Number of equal semi-annual installments for debt repayment | installment																						20
Commencement of first installment after delivery of newbuilding																						6 months
Profile of debt instrument (in years)																						20 years
GAS-eighteen Ltd., GAS- nineteen Ltd., GAS- twenty Ltd., GAS-twenty one Ltd., GAS-twenty seven Ltd. | ABN AMRO Bank N.V., DNB (UK) Ltd., DVB Bank America N.V., Commonwealth Bank of Australia, ING Bank N.V., London Branch, Credit Agricole Corporate and Investment Bank and National Australia Bank Limited loan (Five Vessel Refinancing)
Borrowings
Number of entities with required minimum liquidity | entity																							5
Minimum liquidity required at all times																							$ 1,500
Refinance of outstanding debt																				$ 644,000
Balance debt paid from available cash																				68,800
Decrease in aggregate available amount																				1,300
GAS-eighteen Ltd., GAS- nineteen Ltd., GAS- twenty Ltd., GAS-twenty one Ltd., GAS-twenty seven Ltd. | Five-year senior tranche facility
Borrowings
Maximum loan facility amount																											$ 396,500
Outstanding balance																							289,709	321,439
Drawn amount																				395,450
GAS-eighteen Ltd., GAS- nineteen Ltd., GAS- twenty Ltd., GAS-twenty one Ltd., GAS-twenty seven Ltd. | Five-year senior tranche facility, first four advances
Borrowings
Maximum loan facility amount																				$ 72,288
Number of equal quarterly installment of debt repayment | installment																				20
Commencement of first installment after drawdown																				3 months
GAS-eighteen Ltd., GAS- nineteen Ltd., GAS- twenty Ltd., GAS-twenty one Ltd., GAS-twenty seven Ltd. | Senior tranche facility, fifth advance
Borrowings
Maximum loan facility amount																				$ 106,298
Number of equal quarterly installment of debt repayment | installment																				17
Commencement of first installment after drawdown																				12 months
GAS-eighteen Ltd., GAS- nineteen Ltd., GAS- twenty Ltd., GAS-twenty one Ltd., GAS-twenty seven Ltd. | Two-year bullet junior tranche facility
Borrowings
Maximum loan facility amount																											$ 180,000
Drawn amount																				$ 179,750
Prepayment of debt instrument													$ 150,000
Unamortized loan fees amortised													1,016
Accelerated amortization																									213
GAS-eighteen Ltd., GAS- nineteen Ltd., GAS- twenty Ltd., GAS-twenty one Ltd., GAS-twenty seven Ltd. | Two-year bullet junior tranche facility | GasLog Partners LP
Borrowings
Prepayment of debt instrument										$ 29,750
GAS-eighteen Ltd., GAS- nineteen Ltd., GAS- twenty Ltd., GAS-twenty one Ltd., GAS-twenty seven Ltd. | Two-year bullet junior tranche facility, first four advances
Borrowings
Maximum loan facility amount																				$ 29,958
Advance repayable after drawdown																				24 months
GAS-eighteen Ltd., GAS- nineteen Ltd., GAS- twenty Ltd., GAS-twenty one Ltd., GAS-twenty seven Ltd. | Two-year bullet Junior tranche facility, fifth advance
Borrowings
Maximum loan facility amount																				$ 59,918
Advance repayable after drawdown																				24 months
GAS-eighteen Ltd | Two-year bullet junior tranche facility
Borrowings
Prepayment of debt instrument													29,958
GAS-nineteen Ltd | Two-year bullet junior tranche facility
Borrowings
Prepayment of debt instrument										9,917			20,042
GAS-twenty Ltd | Two-year bullet junior tranche facility
Borrowings
Prepayment of debt instrument										9,917			20,042
GAS-twenty one Ltd | Two-year bullet junior tranche facility
Borrowings
Prepayment of debt instrument										$ 9,916			20,042
GAS-twenty seven Ltd | Two-year bullet junior tranche facility
Borrowings
Prepayment of debt instrument													$ 59,918
GAS-one Ltd., GAS-two Ltd., GAS-six Ltd., GAS-seven Ltd., GAS-eight Ltd., GAS-nine Ltd., GAS-ten Ltd. and GAS-fifteen Ltd. | Citigroup Global Market Limited, Credit Suisse AG, Nordea Bank AB, London Branch, Skandinaviska Enskilda Banken AB (publ), HSBC Bank plc, ING Bank N.V., London Branch, Danmarks Skibskredit A/S, Korea Development Bank and DVB Bank America N.V. loan (Legacy Facility Refinancing)
Borrowings
Maximum loan facility amount																		$ 1,050,000
Profile of debt instrument (in years)																		5 years
Minimum liquidity required at all times																							1,500
Refinance of outstanding debt																	$ 959,899
Number of vessels on which the existing indebtedness is refinanced | item																		8
Number of legacy facilities refinanced | facility																		6
GAS-one Ltd., GAS-two Ltd., GAS-six Ltd., GAS-seven Ltd., GAS-eight Ltd., GAS-nine Ltd., GAS-ten Ltd. and GAS-fifteen Ltd. | Five-year term loan facility (Legacy Facility Refinancing)
Borrowings
Maximum loan facility amount																		$ 950,000
Outstanding balance																							775,000	833,333
Installment amount																							29,167
Final balloon payment																							$ 687,500
Number of equal semi-annual installments for debt repayment | installment																							3
Drawn amount																	950,000
GAS-one Ltd., GAS-two Ltd., GAS-six Ltd., GAS-seven Ltd., GAS-eight Ltd., GAS-nine Ltd., GAS-ten Ltd. and GAS-fifteen Ltd. | Revolving credit facilities (Legacy Facility Refinancing)
Borrowings
Maximum loan facility amount																		$ 100,000
Outstanding balance																							$ 0
Drawn amount							$ 25,940							$ 30,000			$ 11,641
Amount repaid or repurchased						$ 25,940						$ 41,641
Available facility amount																							100,000
GAS-three Ltd., GAS-four Ltd., GAS-five Ltd., GAS-sixteen Ltd., GAS-seventeen Ltd., GasLog Partners, GasLog Partners Holdings LLC | Old Partnership Facility
Borrowings
Maximum loan facility amount																												$ 450,000
Outstanding balance																								$ 360,000	$ 382,500
Number of equal quarterly installment of debt repayment | installment																								4
Installment amount																								$ 5,625
Final balloon payment																								$ 337,500
Unamortized fees written off			$ 988
Prepayment of debt instrument				$ 354,375
GAS-three Ltd., GAS-four Ltd., GAS-five Ltd., GAS-sixteen Ltd., GAS-seventeen Ltd., GasLog Partners, GasLog Partners Holdings LLC | 2019 Partnership Facility
Borrowings
Maximum loan facility amount					$ 450,000
Outstanding balance																							425,949
Minimum percentage of aggregate market value of vessels securing facility to aggregate amount outstanding under facility					75.00%
Number of equal quarterly installment of debt repayment | installment					20
Installment amount					$ 7,357
Drawn amount	$ 75,000			$ 360,000
GAS-three Ltd., GAS-four Ltd., GAS-five Ltd., GAS-sixteen Ltd., GAS-seventeen Ltd., GasLog Partners, GasLog Partners Holdings LLC | 2019 Partnership Facility | Maximum
Borrowings
Final balloon payment					$ 302,860
GasLog Hellas-1 Special Maritime Enterprise | GasLog Warsaw Facility
Borrowings
Maximum loan facility amount																										$ 129,500
Outstanding balance																							$ 127,881
Number of equal quarterly installment of debt repayment | installment																										28
Installment amount																										$ 1,619
Final balloon payment																										$ 84,175